Organization and Principal Activities (Business Developments, Mr. Xu Acquired the Company) (Narrative) (Details)	12 Months Ended				0 Months Ended									2 Months Ended		12 Months Ended			7 Months Ended		0 Months Ended			4 Months Ended	3 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 New advertising agency agreement with New Shengyue [Member] USD ($)	Mar. 31, 2014 Shanda Media [Member] USD ($)	May 30, 2014 Shanda [Member] USD ($)	May 30, 2014 Shanda [Member] CNY	May 19, 2014 Shanda [Member] USD ($)	May 19, 2014 Shanda [Member] CNY	Apr. 10, 2014 Shanda [Member] USD ($)	Apr. 10, 2014 Shanda [Member] CNY	Apr. 03, 2014 Shanda [Member] USD ($)	Apr. 03, 2014 Shanda [Member] CNY	May 31, 2014 Shanda [Member] USD ($)	May 31, 2014 Shanda [Member] CNY	Dec. 31, 2014 Shanda [Member] USD ($)	Dec. 31, 2013 Shanda [Member] USD ($)	Dec. 31, 2012 Shanda [Member] USD ($)	Oct. 30, 2014 Mr. Xu [Member] USD ($)	Dec. 31, 2014 Mr. Xu [Member]	Mar. 04, 2015 Mr. Xu [Member] Subsequent Event [Member] CNY	Feb. 02, 2015 Mr. Xu [Member] Subsequent Event [Member] USD ($)	Feb. 02, 2015 Mr. Xu [Member] Subsequent Event [Member] CNY	Aug. 28, 2014 Shengyue [Member] agreements	Sep. 30, 2014 Shengyue [Member] New advertising agency agreement with New Shengyue [Member] USD ($)	Sep. 30, 2014 Shengyue [Member] New advertising agency agreement with New Shengyue [Member] CNY	Jun. 30, 2014 Shengyue [Member] Old advertising agency agreement with Shengyue [Member] USD ($)	Jun. 30, 2014 Shengyue [Member] Old advertising agency agreement with Shengyue [Member] CNY
Organization and Principal Activities [Line Items]
Percentage of outstanding ordinary shares transferred out by controlling shareholders					41.00%
Ordinary shares sold by controlling shareholders					1,938,360,784
Maturity of promissory note					3 years
Aggregate consideration of ordinary shares					$ 47,000,000
Percentage of shareholders' interest in the company												29.50%	29.50%			29.00%	70.50%			41.00%
Loan from related party												3,200,000	20,000,000	5,800,000	36,100,000							4,800,000	30,000,000
Related party receivables forgiven												1,200,000
Equity contribution of the forgiven loans	5,405,317							3,400,000	21,400,000			2,000,000
Cash Received from Loans Provided by Related Party	5,847,070	0	0			2,600,000	16,100,000			3,200,000	20,000,000					5,847,070	0	0			30,000,000
Promised amount of loan related party provided								3,400,000	21,400,000
Term of the loan								12 months	12 months													1 year	1 year
Related party payables forgiven								800,000	5,300,000
Minimum additional equity or debt financing shareholder committed to procure																			10,000,000
Interest rate, per annum																						6.50%	6.50%
Financial penalties associate with termination agreement payable				0
Number of agreements																								2
Provision for all remaining receivables under the advertising agency agreement																									$ 50,000	350,000	$ 920,000	5,710,000
Percentage of minimum guaranteed amounts will prepay by Huzhong prior to the beginning of the month	50.00%